Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities
Net income (loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation expense	368	430	826	803	922
Provision for loan losses	25	10,042	12,392	9,367	2,280
Deferred income taxes expense (benefit)	481	(3,012)	(3,091)	(2,212)	(260)
ESOP expense	45	34	98	121	104
Accretion of premiums and discounts on investments securities, net	(78)	(63)	(61)	(107)	(98)
Amortization (accretion) of mortgage servicing rights	38	(25)	6	158	142
Net gain (loss) on sale of investment securities available for sale	(623)	0	0	13	(29)
Net gain on disposal of fixed assets	0	0	0	0	(8)
Loss on sale of other real estate owned	21	7	(23)	142	225
Write down of other real estate owned	472	903	2,455	2,122	216
Decrease in accrued interest receivable	265	24	216	113	227
Increase (decrease) in accrued interest payable	13	(36)	(34)	(440)	(187)
(Decrease) increase in other liabilities	(311)	247	592	(2,475)	2,850
Earnings on bank-owned life insurance	(266)	(277)	(547)	(563)	(514)
Decrease (increase) in other assets	23	1,235	913	(1,210)	(564)
Decrease (increase) in prepaid FDIC assessment	433	674	1,087	(2,089)	(135)
Amortization of loan origination fees and costs	(630)	(556)	(896)	(964)	(1,033)
Net Cash Provided by (Used In) Operating Activities	1,746	4,184	7,821	(350)	5,148
Cash Flows from Investing Activities
Proceeds from maturities and principal collections: investment securities held to maturity	3,108	714	949	153	370
Proceeds from maturities and principal collections: investment securities available for sale	14,636	12,375	37,955	20,130	13,076
Proceeds from sales of investment securities available for sale	18,954	0	0	192	1,150
Purchases of investment securities held to maturity	0	0	0	0	(2,370)
Purchases of investment securities available for sale	(29,379)	(45,009)	(71,333)	(33,636)	(18,715)
Loan purchases	(13,332)	(9,796)	(32,368)	(21,359)	(60,315)
Loan originations and principal collections, net	41,508	23,646	49,718	55,987	31,191
Proceeds from sale of other real estate owned	3,834	3,955	7,022	1,506	538
Purchase of other real estate owned	0	0	0	0	(777)
Additions to mortgage servicing rights	(53)	0	0	0	0
Purchases of bank-owned life insurance	0	0	0	0	(5,000)
Net decrease in restricted stock	522	640	1,218	0	329
Purchases of property and equipment	(130)	(175)	(227)	(1,185)	(277)
Net Cash Provided by (Used in) Investing Activities	39,668	(13,650)	(7,066)	21,788	(40,800)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(17,426)	(37,071)	(42,403)	80,347	63,018
Net decrease in short-term borrowings	0	0	0	0	(8,500)
Proceeds from long-term borrowings	0	0	0	3,000	5,000
Repayment of long-term borrowings	(505)	(5,735)	(6,236)	(47,287)	(10,677)
Increase (decrease) in advances from borrowers for taxes and insurance	1,646	1,192	66	(643)	(352)
Cash dividends paid	0	(81)	(81)	(327)	(415)
Treasury stock purchased	0	0	0	(458)	(19)
Net Cash (Used in) Provided by Financing Activities	(16,285)	(41,695)	(48,654)	34,632	48,055
Net Increase (Decrease) in Cash and Cash Equivalents	25,129	(51,161)	(47,899)	56,070	12,403
Cash and Cash Equivalents - Beginning	33,496	81,395	81,395	25,325	12,922
Cash and Cash Equivalents - Ending	58,625	30,234	33,496	81,395	25,325
Supplementary Cash Flows Information
Interest Paid	4,391	5,448	10,232	14,081	18,869
Income Taxes Paid	0	4	11	1,485	510
Non-cash transfer of loans to other real estate owned	749	4,980	12,460	3,210	5,848
Non-cash transfer of loans to investment securities available for sale	$ 10,671	$ 0	$ 0	$ 0	$ 0